Summary of Estimates of Fair Values of Assets Acquired and Liabilities Assumed of BeijingWits Medical Limited (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended				1 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Feb. 15, 2012 BeijingWits Medical Limited	Sep. 30, 2013 BeijingWits Medical Limited	Feb. 15, 2012 BeijingWits Medical Limited Customer Relationships	Feb. 15, 2012 BeijingWits Medical Limited Order Backlog	Feb. 15, 2012 BeijingWits Medical Limited Non-compete Agreements
Business Acquisition [Line Items]
Property, plant and equipment					$ 172
Goodwill	360,648		315,441	253,393	13,512 [1]
Intangible asset							1,761	376	97
Cash and cash equivalents					587
Accounts receivable					657
Unbilled revenue					176
Other current assets					228
Deferred tax liability					(559)
Current liabilities					(1,007)
Liability arising from contingent consideration arrangement					(7,000)
Net assets acquired					9,000
Cash consideration	93,752	68,995			9,000
Contingent consideration					7,000	3,200
Amount of total consideration					16,000
Liabilities included in preliminary purchase price allocation re contingent consideration					(7,000)	(3,200)
Net assets acquired					$ 9,000

[1]	Goodwill represents the acquisition of an established workforce with experience in clinical trial execution and regulatory processes in China and is not tax deductible.